As filed with the U.S. Securities and Exchange Commission on February 26, 2021
File No. 333-108394
File No.: 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 204	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 205	☒

Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7385
Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On March 28, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 191 (the “Amendment”) to its Registration Statement (filed on September 21, 2020) until March 28, 2021 for series Setanta EAFE Equity Fund.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 204 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 200 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of February 2021.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 204 to its Registration Statement has been signed below by the following persons in the capacities and on the dates

Signature	Title	Date

John C. Chrystal*	Trustee	February 26, 2021
John C. Chrystal

Albert J. DiUlio, S.J.*	Trustee	February 26, 2021
Albert J. DiUlio, S.J.

Harry E. Resis*	Trustee	February 26, 2021
Harry E. Resis

Brian S. Ferrie*	Trustee	February 26, 2021
Brian S. Ferrie

Wan-Chong Kung*	Trustee	February 26, 2021
Wan-Chong Kung

/s/ Christopher E. Kashmerick	Trustee	February 26, 2021
Christopher E. Kashmerick

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	February 26, 2021
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer (principal accounting officer)	February 26, 2021
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		February 26, 2021
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney filed herewith